Borrowings (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Debt Instrument [Line Items]
Total borrowings	$ 1,608,526	$ 1,644,582
Less: current portion, net	(16,944)	(23,283)
Less: deferred finance costs, net	(27,218)	(31,692)
Total long-term borrowings	1,564,364	1,589,607
Navios Holdings borrowings
Debt Instrument [Line Items]
Total borrowings	1,233,136	1,269,123
Navios Logistics borrowings
Debt Instrument [Line Items]
Other long-term loans	390	459
2019 Notes
Debt Instrument [Line Items]
Senior Notes	350,000	350,000
2022 Notes
Debt Instrument [Line Items]
Senior Notes	650,000	650,000
2022 Senior Notes | Navios Logistics borrowings
Debt Instrument [Line Items]
Senior Notes	375,000	375,000
Total Navios Logistics borrowings | Navios Logistics borrowings
Debt Instrument [Line Items]
Total borrowings	375,390	375,459
Commerzbank A.G. ($240,000)
Debt Instrument [Line Items]
Line of credit	40,476	59,216
Loan Facility Credit Agricole ($40,000)
Debt Instrument [Line Items]
Line of credit	21,291	23,702
Loan Facility Credit Agricole ($23,000)
Debt Instrument [Line Items]
Line of credit	16,117	17,479
Loan Facility Credit Agricole ($23,000)
Debt Instrument [Line Items]
Line of credit	16,550	17,950
Loan Facility DVB Bank SE ($72,000)
Debt Instrument [Line Items]
Line of credit	58,939	63,339
Loan Facility Credit Agricole ($22,500)
Debt Instrument [Line Items]
Line of credit	18,563	20,812
Loan Facility DVB Bank SE ($40,000)
Debt Instrument [Line Items]
Line of credit	32,000	35,625
Alpha Bank ($31,000)
Debt Instrument [Line Items]
Line of credit	$ 29,200	$ 31,000